Consolidated Statements of Financial Position $ in Thousands, in Thousands	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Current assets:
Cash and cash equivalents	$ 157,567,986	$ 137,538,613
Other financial assets	347,278	683,567
Other non-financial assets	16,188,965	5,948,923
Trade and other accounts receivable, net	191,077,588	174,113,323
Accounts receivable from related companies	10,835,768	9,450,263
Inventory	147,641,224	151,319,709
Current tax assets	9,815,294	2,532,056
Total Current Assets	533,474,103	481,586,454
Non-Current Assets:
Other financial assets	110,784,311	97,362,295
Other non-financial assets	125,636,150	34,977,264
Trade and other receivables	523,769	1,270,697
Accounts receivable from related parties	283,118	74,340
Investments accounted for using the equity method	99,866,733	102,410,945
Intangible assets other than goodwill	675,075,375	668,822,553
Goodwill	121,221,661	117,229,173
Property, plant and equipment	722,718,863	710,770,968
Deferred tax assets	1,364,340
Total Non-Current Assets	1,857,474,320	1,732,918,235
Total Assets	2,390,948,423	2,214,504,689
CURRENT LIABILITIES
Other financial liabilities	40,593,878	56,114,977
Trade and other accounts payable	243,700,553	238,109,847
Accounts payable to related parties	53,637,601	45,827,859
Provisions	2,068,984	3,485,613
Income taxes payable	6,762,267	9,338,612
Employee benefits current provisions	38,392,854	33,210,979
Other non-financial liabilities, current	26,502,215	33,774,214
Total Current Liabilities	411,658,352	419,862,101
Other financial liabilities, non-current	743,327,057	716,563,778
Accounts payable, non-current	619,587	735,665
Accounts payable to related companies, non-current	19,777,812
Other provisions, non-current	67,038,566	58,966,913
Deferred tax liabilities	169,449,747	145,245,948
Employee benefits non-current provisions	10,173,354	9,415,541
Total Non-Current Liabilities	1,010,386,123	930,927,845
Equity:
Issued capital	270,737,574	270,737,574
Retained earnings	600,918,265	462,221,463
Other reserves	76,993,851	110,854,089
Equity attributable to equity holders of the parent	948,649,690	843,813,126
Non-controlling interests	20,254,258	19,901,617
Total Equity	968,903,948	863,714,743
Total Liabilities And Equity	$ 2,390,948,423	$ 2,214,504,689